29. OPERATING SEGMENTS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Additions of property, plant and equipment	$ 29,038,769	$ 50,810,141	$ 47,289,147
Chile
Disclosure of operating segments [line items]
Additions of property, plant and equipment	22,674,424	45,558,074	38,000,201
Argentina
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,273,635	4,746	4,796,942
England
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,459	57,104	36,886
Brazil
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,458	85,100	41,110
Mexico
Disclosure of operating segments [line items]
Additions of property, plant and equipment		98,620
Asia
Disclosure of operating segments [line items]
Additions of property, plant and equipment	9,448	11,625	38,939
United States of America
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,074,345	4,994,872	4,375,069
Wine in bulk
Disclosure of operating segments [line items]
Additions of property, plant and equipment	29,032,979	50,798,473	47,285,292
Wine in bulk | Chile
Disclosure of operating segments [line items]
Additions of property, plant and equipment	22,668,634	45,546,406	37,996,346
Wine in bulk | Argentina
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,273,635	4,746	4,796,942
Wine in bulk | England
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,459	57,104	36,886
Wine in bulk | Brazil
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,458	85,100	41,110
Wine in bulk | Mexico
Disclosure of operating segments [line items]
Additions of property, plant and equipment		98,620
Wine in bulk | Asia
Disclosure of operating segments [line items]
Additions of property, plant and equipment	9,448	11,625	38,939
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Additions of property, plant and equipment	3,074,345	4,994,872	4,375,069
Other Segment
Disclosure of operating segments [line items]
Additions of property, plant and equipment	5,790	11,668	3,855
Other Segment | Chile
Disclosure of operating segments [line items]
Additions of property, plant and equipment	5,790	11,668	3,855
Other Segment | Argentina
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Other Segment | England
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Other Segment | Brazil
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Other Segment | Mexico
Disclosure of operating segments [line items]
Additions of property, plant and equipment		0
Other Segment | Asia
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | Chile
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | Argentina
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | England
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | Brazil
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | Mexico
Disclosure of operating segments [line items]
Additions of property, plant and equipment		0
Not assigned | Asia
Disclosure of operating segments [line items]
Additions of property, plant and equipment	0	0	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Additions of property, plant and equipment	$ 0	$ 0	$ 0